Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

Impact of COVID-19

The Company’s operations are affected by the recent and ongoing outbreak of the coronavirus disease 2019 (COVID-19) which in March 2020, was declared a pandemic by the World Health Organization. The COVID-19 outbreak is causing lockdowns, travel restrictions, and closures of businesses. Our business has been negatively impacted by the COVID-19 coronavirus outbreak to a certain extent.

From late January 2020 to March 2020, the Company had to temporarily suspend the manufacturing activities due to government restrictions. During the temporary business closure period, employees had very limited access to our manufacturing facilities and the shipping companies were not available and as a result, the Company experienced difficulty delivering the products to customers on a timely basis. In addition, due to the COVID-19 outbreak, some of the Company’s customers or suppliers may experience financial distress, delay or default on their payments, reduce the scale of their business, or suffer disruptions in their business due to the outbreak. Any increased difficulty in collecting accounts receivable, delayed raw materials supply, bankruptcy of small and medium businesses, or early termination of agreements due to deterioration in economic conditions could negatively impact the Company’s our results of operations. As COVID-19 was gradually contained in China, the Company’s production and sales activities from the Company’s continuing operations have been gradually returning to normal. However, the COVID-19 continues to have a severe and negative impact on China and the global economy. In light of the current circumstances and available information, for the first ten months of fiscal 2020, the Company’s revenues from continuing operations could be approximately 80% lower as compared to the same period of last year.

Based on assessment of current economic environment, customer demand and sales trend, and the negative impact from COVID-19 outbreak and spread, there is uncertainty that the Company’s revenue and operating cash flows from its continuing operations may be significantly lower than expected for fiscal year 2020 and 2021.

Bank loans

Subsequent to the year end, the Company repaid approximately $3.6 million (RMB 25 million) of loans to CMB, $2.9 million (RMB 20 million) of loans to BJB, $0.7 million (RMB 5 million) of loans to BOC. The Company also repaid $0.1 million (RMB 1 million) to Dongfang Credit Cooperative Association per the loan repayment schedule. The Company also extended approximately $0.2 million (RMB 1.2 million) loan from HHMC, $0.3 million (RMB 2 million) of loan from CCCA (see Note 14), and extended repayment dates for its long-term bank loans (see Note 15).

In addition, on April 8, 2020, Beijing REIT borrowed $0.7 million (RMB 5 million) out of the line of credit agreement with CMB as working capital with annual interest rate of 6.70%. The Company fully repaid this loan in April 2020.

In January 2020, Beijing REIT entered into a loan agreement with BJB to borrow approximately $2.9 million (RMB 20 million). The loan has a term of 12 months and bears a fixed interest rate of 5.43% per annum. The loan is guaranteed by Beijing Zhongguancun Sci-tech Financing Guaranty Co., a third-party guaranty company. The Company repaid $0.7 million (RMB 5 million) on October 9, 2020 and the remaining balance will be repaid upon maturity.

In January and March 2020, Beijing REIT entered into two loan agreements with Nanjing Bank to borrow approximately $1.4 million (RMB 10 million). The loans have a term of 12 months and bear a fixed interest rate of 5.22% per annum. The loans are guaranteed by a third-party guaranty company and the CEO and principal shareholders of the Company.

In March 2020, REIT Xinyi entered into a line of credit with Jiangsu Bank, Xinyi Brach, to allow the Company to borrow an aggregate of approximately $0.7 million (RMB 5 million) out of this line of credit as working capital for one year. These loans bear a fixed interest rate of 4.55% per annum. The loan is guaranteed by two officers of REIT Xinyi, Huizhen Hou and Dapeng Zhou. REIT Xinyi also pledged its land use rights with a carrying value of approximately $1.7 million (RMB 12 million) as collateral. REIT Xinyi has received the full amount under this line of credit in March 2020.

Changes in Equity Ownership Interest in Yunan Litu,Yangbi Litu and Litu Ruima

As disclosed in Note 1, on November 7, 2019, Yunnan Litu was jointly established by REIT Eco Engineering and a third-party Dali Zhongrong, to be engaged in providing services in comprehensive ecological restoration projects and sales of environmentally friendly equipment and new materials. REIT Eco Engineering owns 55% of the ownership interest in Yunnan Litu, with the remaining 45% owned by noncontrolling shareholder Dali Zhongrong.

In addition, as disclosed in Note 2, on November 11, 2019, Yangbi Litu was jointly established by REIT Eco Engineering and Yunnan Litu. REIT Eco Engineering owns 55% of the ownership interest in Yangbi Litu, with the remaining 45% equity interest owned by Yunnan Litu. Because the Company’s ownership interest in Yunnan Litu is 55%, which makes the Company holds an aggregate of 79.75% equity interest in Yangbi Litu, directly and indirectly.

On November 11, 2019, Litu Ruima was jointly established by REIT Eco Engineering and Yunnan Litu. REIT Eco Engineering owns 55% of the ownership interest in Litu Ruima, with the remaining 45% equity interest owned by Yunnan Litu. Because the Company’s ownership interest in Yunnan Litu is 55%, which makes the Company holds an aggregate of 79.75% equity interest in Litu Ruima, directly and indirectly. On December 25, 2019, REIT Eco Engineering signed a share transfer agreement with a third party, Shanghai Yincheng Culture Media Co., Ltd., to transfer its 51% of the equity interests of Litu Ruima with no consideration. As a result, the Company’s equity ownership interest in Litu Ruima decreased from 79.75% to 28.75%% as of December 31, 2019.

On July 13, 2020, REIT Eco Engineering transferred its 55% equity interest in Yunnan Litu to a third-party individual and two third party companies for a nominal price because of the inactive business operation of Yunnan Litu since its inception. After the transaction, the Company no longer owns any equity interest of Yunnan Litu as of the date of this report. As a result, the Company’s equity ownership interest in Yangbi Litu is decreased from 79.75% as of December 31, 2019 to 55% as of the date of this report, and the Company’s equity ownership interest in Yangbi Litu decreased from 28.75% as of December 31, 2019 to 4% as of the date of this report.

Subsequent Equity Investment in Shexian Ruibo

As disclosed in Note 18, Shexian Ruibo is a related party to the Company because the original controlling interest owner of Shexian Ruibo, Beijing Shiji Liandong Environmental Protection Technology Development Co., Ltd. (“Liandong”), holds more than 5% of the Company’s issued and outstanding common shares. On September 7, 2020, Beijing REIT entered into a share transfer agreement with the original shareholder of Shexian Ruibo for acquisition of 41.67% of the ownership interest in Shexian Ruibo with a total consideration of $3.6 million (RMB 25 million), including a cash payment of $2.7 million (RMB 18.5 million) and non-cash contribution of six patents valued at $0.9 million (RMB 6.5 million). The Company made the cash payment of $2.7 million (RMB 18.5 million) on October 20, 2020.

Common Shares Issued to Directors, Executives and Employees for Services

Pursuant to the Company’s 2018 Incentive Plan, on January 22, 2020, the Company’s board of directors approved the issuance of an aggregate of 685,000 shares of the Company’s common stock with a fair value of $650,750 based on the Company’s stock price of $0.95 per share at grant date, as stock-based compensation to its directors and executives in exchange for their services for the period from January 1, 2020 to December 31, 2021.

In addition, on February 3, 2020, the Company’s board of directors further approved the issuance of 290,000 shares of the Company’s common stock with a fair value of $333,500 based on the Company’s stock price of $1.15 per share at grant date, to award certain employees and one officer, in exchange for their services during the period from January 1, 2020 to December 31, 2021.

Pending Nasdaq Compliance Issues

On September 4, 2020, the Company received a letter from the Listing Qualifications staff of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that it is no longer in compliance with the minimum bid price requirement for continued listing on the Nasdaq Capital Market. Nasdaq Listing Rule 5550(a)(2) requires listed companies to maintain a minimum bid price of $1.00 per share. Nasdaq has provided the Company with 180 days, or until March 3, 2021, to regain compliance with the minimum bid price requirement by having a closing bid price of at least $1.00 per share for a minimum of 10 consecutive business days.

On July 1, 2020, the Company received a letter from Nasdaq notifying the Company that since it has not yet filed its 20-F for the fiscal year 2019 it was not in compliance with Nasdaq Listing Rule 5250(c)(1), which requires timely filing of periodic financial reports with the U.S. Securities and Exchange Commission (the “SEC”). On August 10, 2020, ReTo submitted a compliance plan to Nasdaq, and received an extension notice from Nasdaq stating that the Company has until October 31, 2020 to file its annual report on Form 20-F for the year ended December 31, 2019 to regain compliance with Nasdaq Listing Rule 5250(c)(1).